Other financial assets and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Other financial assets and other financial liabilities

	For the year ended December 31,
(SEK in thousands)	2025	2024
Other financial assets
Deposits	2,573	12,422
	2,573	12,422
Classified as:
Non-current	2,573	12,422
Current	-	-

Other financial liabilities
Derivative instruments (warrants)	(128,381)	(1,432)
Embedded derivative (convertible debenture)	(4,603)	-
	(132,984)	(1,432)
Classified as:
Non-current	(128,381)	(1,432)
Current	(4,603)	-